Expense Example	Mar. 05, 2025 USD ($)
GraniteShares 2x Long IONQ Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Long XYZ Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Long MARA Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Short MSTR Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Long MRVL Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Long PDD Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Long RDDT Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Long RIOT Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Long HOOD Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Long NOW Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Long SNOW Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Long VRT Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	$ 511